Investments in Affiliated Companies - Summary Statements of Stockholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividends:
Total retained earnings	$ 49,035	$ 47,124
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balances	10,310
Retained earnings:
Net income	400	354
Dividends:
Trust preferred securities	(388)
Common dividends paid to HopFed Bancorp, Inc.	(12)
Total retained earnings	0
Ending balances	10,310	10,310
Majority-Owned Subsidiary, Unconsolidated [Member] | Trust Preferred Securities [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balances	10,000
Dividends:
Total retained earnings	0
Ending balances	10,000	10,000
Majority-Owned Subsidiary, Unconsolidated [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balances	310
Dividends:
Total retained earnings	0
Ending balances	310	$ 310
Majority-Owned Subsidiary, Unconsolidated [Member] | Retained Earnings [Member]
Retained earnings:
Net income	400
Dividends:
Trust preferred securities	(388)
Common dividends paid to HopFed Bancorp, Inc.	(12)
Total retained earnings	$ 0